Short-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018
Short-term Investments.
Bank time deposits	¥ 134,736		¥ 1,225
Wealth management products	15,553,585		1,843,370
Total	¥ 15,688,321	$ 2,404,340	¥ 1,844,595
Weighted average interest rate of wealth management products	3.83%	3.83%	3.51%	3.46%